Consolidated net cash/(debt)	12 Months Ended
Dec. 31, 2019
Disclosure Of Consolidated Net Debt [Abstract]
Consolidated net cash/(debt)
24 Consolidated net (debt)/cash

	Financing liabilities(b)			Other assets
Year ended 31 December 2019	Borrowings excluding overdrafts(a) US$m	Lease liabilities(e) US$m	Debt-related derivatives (included in Other financial assets/liabilities)(c) US$m	Cash and cash equivalents(b) US$m	Other investments(d) US$m	Net (debt)/cash US$m
Analysis of changes in consolidated net (debt)/cash
Opening balance	(12,707)	(44)	(288)	10,772	2,522	255
Adjustment for transition to new accounting standard (see note 45)	—	(1,248)	—	—	—	(1,248)
Foreign exchange adjustment	(5)	(9)	3	(54)	—	(65)
Cash movements excluding exchange movements	123	315	—	(2,808)	28	(2,342)
Other non-cash movements	(217)	(323)	138	117	34	(251)
Closing balance	(12,806)	(1,309)	(147)	8,027	2,584	(3,651)

Year ended 31 December 2018	Financing liabilities(b)			Other assets
	Borrowings excluding overdrafts(a) US$m	Finance leases US$m	Debt-related derivatives (included in Other financial assets/ liabilities)(c) US$m	Cash and cash equivalents(b) US$m	Other investments(d) US$m	Net (debt)/cash US$m
Analysis of changes in consolidated net (debt)/cash
Opening balance	(15,120)	(53)	(177)	10,547	958	(3,845)
Foreign exchange adjustment	123	3	(64)	151	—	213
Cash movements excluding exchange movements	2,240	6	51	191	1,557	4,045
Other non-cash movements	50	—	(98)	(117)	7	(158)
Closing balance	(12,707)	(44)	(288)	10,772	2,522	255

(a)
Borrowings excluding overdrafts and including lease liabilities at 31 December 2019 of US$14,115 million (2018: US$12,751 million) differ from total borrowings and other financial liabilities of US$14,713 million (2018: US$13,920 million) on the balance sheet as they exclude other current financial liabilities of US$350 million (31 December 2018: US$761 million); other non-current financial liabilities of US$248 million (31 December 2018: US$407 million) and, at 31 December 2018, overdrafts of US$1 million.

(b)
Closing cash and cash equivalents at 31 December 2018 differ from cash and cash equivalents on the balance sheet as they include overdrafts of US$1 million which have been classified as a financial liability; there were no overdrafts at 31 December 2019. Other non-cash movements at 31 December 2019 of US$117 million represents the elimination of cash movements during the year in respect of assets held for sale which are included in the cash flow statement. In 2018, this represents the reclassification of cash and cash equivalents in disposal groups to assets held for sale (US$117 million).

(c)	Included within "Debt-related derivatives" are interest rate and cross currency interest rate swaps that are in hedge relationships with the Group's debt.

(d)	Other investments comprise US$2,584 million (2018: US$2,522 million) of highly liquid financial assets held in managed investment funds classified as held for trading.

(e)	Other movements in lease liabilities include the net impact of additions, modifications and terminations during the year.

Further information relating to the currency and interest rate exposures arising from net debt and related derivatives is given in note 30.